Kinetics Alternative Income Fund (First Prospectus Summary) | Kinetics Alternative Income Fund
THE ALTERNATIVE INCOME FUND
Investment Objectives
The primary investment objective of the Alternative Income Fund (formerly the Water Infrastructure Fund) is to provide current income and gains.
The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective. The Alternative Income Fund is the sole "feeder fund" to
The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the
Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of
Advisor Classes" beginning on page 25 of the Fund's prospectus and "Purchasing
Shares" beginning on page 14 of the Fund's statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Kinetics Alternative Income Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Alternative Income Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	0.90%	0.90%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.92%	0.92%
Other Expenses		1.17%	1.17%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses	[2]	2.37%	2.87%
Less: Fee Waiver	[3]	1.12%	1.12%
Net Annual Fund Operating Expenses		1.25%	1.75%
[1]	Because the Alternative Income Fund is the sole feeder fund to the Alternative Income Portfolio, this table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Alternative Income Fund's operating expenses and does not include Acquired Fund Fees and Expenses ("AFFE").
[3]	Kinetics Asset Management LLC, the investment adviser to each portfolio ("Portfolio") of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.20% and 1.70%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through January 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after January 1, 2014.

Example.
This Example is intended to help you compare the cost of investing in the
Alternative Income Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5%
return each year and that the Alternative Income Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:
Expense Example Kinetics Alternative Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class A	695	1,171	1,672	3,045
Advisor Class C	178	783	1,415	3,115

Portfolio Turnover.
The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Alternative Income Portfolio's, and therefore the Alternative Income Fund's, performance. During the most recent fiscal year, the Alternative Income Portfolio's portfolio turnover rate was 69% of the average value of its portfolio. However, that portfolio turnover rate reflects a pervious investment strategy. Had the Alternative
Income Portfolio followed its current investment strategy during that period, it is likely that the portfolio turnover would have been higher.
Principal Investment Strategy
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio (formerly the Water
Infrastructure Portfolio), a series of Kinetics Portfolios Trust. Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of primarily fixed income securities and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums. The Alternative Income Portfolio will thereby seek its primary investment objective of current income and gains by collecting premiums on written put options, while maintaining a portfolio of primarily fixed income securities to serve as collateral to, cover obligations pursuant to written options and seek the secondary objective of long-term growth of capital.

The Alternative Income Portfolio will implement option strategies on market indexes, exchange-traded funds ("ETFs") or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio. If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised. In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the
Alternative Income Portfolio's total assets. In this way, the Alternative Income
Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the
Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates. The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, and U.S. listed stocks of individual companies including American Depositary
Receipts ("ADRs") and real estate investment trusts ("REITs"). To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio's net assets at the time of investment.

To satisfy collateral requirements related to written options and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds ("CEFs") and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the
Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S.
Government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio's fixed income holdings, the
Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital.  The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio's positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange
Commission ("SEC") requirements.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value ("NAV"), total return and the value of the
Alternative Income Fund, Alternative Income Portfolio and your investment.

o  Management Risks: The Alternative Income Portfolio securities selected by the
   Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative
   Income Portfolio's, and therefore the Alternative Income Fund's, investment objective. The Investment Adviser cannot guarantee the performance of the
   Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

o  Liquidity Risks: The Alternative Income Portfolio's investments in options and, to the extent it invests in certain non-investment grade fixed income securities or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.
   Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the
   ETF's adviser. As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio's shares, and therefore the Alternative Income Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Derivatives Risks: The Alternative Income Portfolio's investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the
   Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that
   (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative
   Income Portfolio segregates assets to cover derivative positions, the
   Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative
   Income Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as
   REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Who may want to invest?
The Alternative Income Fund may be appropriate for investors who:

o  wish to generate income and capital;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to international equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the
Alternative Income Fund's returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the
Alternative Income Fund's performance from year to year (on a calendar year basis). The table shows how the Alternative Income Fund's average annual returns, before and after taxes (after taking into account any sales charges)
compare with those of a broad measure of market performance. The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative
Income Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the
Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund's prior investment strategy. The performance shown prior to January 1, 2013 reflects a previous investment objective and strategy. The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities. After December January 1, 2013, the Fund's performance will reflect the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.
The Alternative Income Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time shown in the bar chart, the Fund's highest and lowest calendar quarter returns are as follows:

Best Quarter:  2009 Q2 17.81%
Worst Quarter: 2011 Q3 -14.15%

The Fund's year-to-date return as of September 30, 2012 was 9.38%.
The after-tax returns for the Alternative Income Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account("IRA"), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Alternative Income Fund	Label	1 Year	Since Inception	Inception Date
Advisor Class A	The Alternative Income Fund (KWIAX) Advisor Class A Return Before Taxes	(10.55%)	(5.98%)	Jun. 29, 2007
Advisor Class A After Taxes on Distributions	The Alternative Income Fund (KWIAX) Advisor Class A Return After Taxes on Distributions	(11.08%)	(6.16%)	Jun. 29, 2007
Advisor Class A After Taxes on Distributions and Sales	The Alternative Income Fund (KWIAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(6.81%)	(5.07%)	Jun. 29, 2007
Advisor Class C	The Alternative Income Fund (KWICX) Advisor Class C Return Before Taxes	(5.51%)	(5.20%)	Jun. 29, 2007
Barclays U.S. 1-3 Year Credit Index	Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)	1.75%	4.69%	Jun. 29, 2007
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(1.75%)	Jun. 29, 2007
ISE Water Index	ISE Water Index (reflects no deductions for fees, expenses or taxes)	(6.27%)	(1.13%)	Jun. 29, 2007
Palisades Water Index	Palisades Water Index (reflects no deductions for fees, expenses or taxes)	(10.94%)	(3.64%)	Jun. 29, 2007

Effective January 1, 2013, the Barclays U.S. 1-3 Year Credit Index has replaced the S&P 500 as a more appropriate broad-based market index. This change reflects the Alternative Income Fund's revised investment strategy that does not primarily invest in equity securities. Additionally, because the Fund changed its investment strategy such that it no longer concentrates in the water industry, effective January 1, 2013, the ISE Water Index and Palisades Water
Index have been removed as they are no longer appropriate comparative benchmarks for the Alternative Income Fund.